Taxation - Provision for Consolidated Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Current income tax	$ (9,075)	$ (14,335)	$ 4,570
Deferred income tax	9,249	71,350	(83,243)
Income tax benefit / (expense)	$ 174	$ 57,015	$ (78,673)